                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010

Via Electronic Filing

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:    Metropolitan Life Separate Account E
       MetLife Settlement Plussm A Variable Income Annuity
       Issued by Metropolitan Life Insurance Company
       Registration No. 333-80547/811-4001

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

1. The May 1, 2002 form of the Prospectus dated May 1, 2002 that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Registration Statement for Separate Account E ("Post-Effective Amendment No. 3");

2. the form of the Statement of Additional Information that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3; and

2. Post-Effective Amendment No. 3 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 15, 2002.


Very truly yours,



/s/Myra L. Saul
-------------------------
Myra L. Saul
Associate General Counsel

April 26, 2002